Related Parties (Tables)	12 Months Ended
Dec. 31, 2025
Related Party [Abstract]
Summary of Compensation of Key Management Personnel	A summary of compensation of key management personnel is as follows.

For the years ended December 31,	2025	2024
Short-term employee benefits	$101	$99
Post-employment benefits	8	7
Share-based payments	86	79
Termination benefits	1	2
Other long-term benefits	3	3
Total	$199	$190